Note 2 - Basis of Presentation	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	BASIS OF PRESENTATION

a)	Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with IFRS Accounting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), and interpretations issued by the IFRS Interpretations Committee (“IFRIC”).

These financial statements are presented in Canadian dollars, which is also the Company’s functional currency.

b)	Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit and loss or fair value through other comprehensive loss, which are stated at their fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

The policies applied in these consolidated financial statements are based on IFRS issued and effective as of March 31, 2025. The Board of Directors approved these consolidated financial statements for issue on June 18, 2025.

c)	Principles of consolidation

These consolidated financial statements include the financial statements of the Company and the entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All significant intercompany transactions and balances have been eliminated.

The consolidated financial statements include the accounts of the Company and its subsidiaries listed in the following table:

	Country of Incorporation	Principal Activity	Ownership percentage at March 31, 2025	Ownership percentage at March 31, 2024	Ownership percentage at March 31, 2023

Sierra Gold & Silver Ltd. (“Sierra”)	USA	Holding Company	Nil	100%	100%
Rio Grande Resources Ltd. (“Rio Grande”)*	Canada	Holding Company	19.95%	Nil	Nil

*Rio Grande was newly incorporated on July 19, 2024 for the purpose of the spin-out that was completed on January 31, 2024 (Note 17). Both Sierra and Rio Grande were consolidated into Foremost through January 31, 2024.